Equity-Based Compensation - Summary of Compensation Cost Recognized (Details) - 2023 and 2020 Equity Incentive Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	$ 3,157	$ 4,836	$ 9,448	$ 23,773	$ 29,943	$ 6,348
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	1,206	1,347	3,527	4,803	6,505	1,765
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	2	87	(5)	407	507	286
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	$ 1,949	$ 3,402	$ 5,926	$ 18,563	$ 22,932	$ 4,297